Financing Receivables (Details) (USD $) In Millions, unless otherwise specified						12 Months Ended				12 Months Ended				12 Months Ended				12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2013 Net investment in sales-type and direct financing leases	Dec. 31, 2012 Net investment in sales-type and direct financing leases	Dec. 31, 2013 Net investment in sales-type and direct financing leases Minimum	Dec. 31, 2013 Net investment in sales-type and direct financing leases Maximum	Dec. 31, 2013 Commercial financing receivables	Dec. 31, 2012 Commercial financing receivables	Dec. 31, 2013 Commercial financing receivables Minimum	Dec. 31, 2013 Commercial financing receivables Maximum	Dec. 31, 2013 Client loan receivables	Dec. 31, 2012 Client loan receivables	Dec. 31, 2013 Client loan receivables Minimum	Dec. 31, 2013 Client loan receivables Maximum	Dec. 31, 2013 Installment payment receivables	Dec. 31, 2012 Installment payment receivables	Dec. 31, 2013 Installment payment receivables Minimum	Dec. 31, 2013 Installment payment receivables Maximum
Financing receivables:
Financing receivables used as collateral for non-recourse borrowings	$ 769	$ 650
Financing receivables held for sale	0	0
Financing receivables, current
Financing receivables, net, current	19,787	18,038		4,004	3,862			8,541	7,750			5,854	5,395			1,389	1,031
Financing receivables, noncurrent
Financing receivables, net, noncurrent	12,755	12,812		5,700	6,107				5			6,360	5,966			695	733
Financing receivables
Financing receivable, payment terms						2 years	6 years			30 days	90 days			1 year	7 years			1 year	3 years
Sales-type and direct financing leases, unguaranteed residual value				737	794
Sales-type and direct financing leases, unearned income				672	728
Allowance for credit losses	$ 365	$ 318	$ 307	$ 123	$ 114			$ 23	$ 46			$ 201	$ 155			$ 41	$ 39
Scheduled maturities of minimum lease payments outstanding as a percentage of the total, 2014				44.00%
Scheduled maturities of minimum lease payments outstanding as a percentage of the total, 2015				30.00%
Scheduled maturities of minimum lease payments outstanding as a percentage of the total, 2016				17.00%
Scheduled maturities of minimum lease payments outstanding as a percentage of the total, 2017				6.00%
Scheduled maturities of minimum lease payments outstanding as a percentage of the total, 2018 and beyond				3.00%